Fair Value Measurements - Schedule of Fair Value Measurement Income Valuation Technique (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 24,456,899	$ 21,082,952
Company Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	7,221,469	6,166,568	$ 5,928,635
Company Common Stock | Discounted Cash Flow Model | Weighted Average Cost of Capital
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 7,221,469	$ 6,166,568
Rate applied	14.00%	13.75%